Shareholder Report, Average Annual Return (Details) 193340_Hood River International Opportunity Fund_Retirement Shares_TSR Annual {Retirement Shares}	12 Months Ended	54 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Average Annual Return, Percent	81.15%	21.85%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA Net (USD)
Average Annual Return, Percent	27.66%	10.52%
MSCI AC World Index ex US Small Cap Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex US Small Cap Net TR
Average Annual Return, Percent	19.83%	7.51%